Liabilities from financing activities (Details) - BRL (R$) R$ in Thousands		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2019	Dec. 31, 2018
Changes in liabilities arising from financing activities
Liabilities from financing activities, beginning of period	R$ 362,468	R$ 362,468	R$ 228,055
Liabilities from financing activities, beginning of period	91,796
Payments		(126,008)	(95,777)
Receipts			191,837
FX		1,732	6,033
New acquisitions		55,166	39,978
Others		34,179	(7,658)
Liabilities from financing activities, end of period		419,333	362,468
Loans and financing
Changes in liabilities arising from financing activities
Liabilities from financing activities, beginning of period	249,981	249,981	97,288
Payments		(59,070)	(49,899)
Receipts			191,837
New acquisitions		443	1,097
Others		18,828	9,658
Liabilities from financing activities, end of period		210,182	249,981
Lease payable
Changes in liabilities arising from financing activities
Liabilities from financing activities, beginning of period	91,796
Payments		(18,845)
FX		249
Others		52,882
Liabilities from financing activities, end of period		126,082
Accounts payable for the acquisition of subsidiaries
Changes in liabilities arising from financing activities
Liabilities from financing activities, beginning of period	R$ 112,487	112,487	130,767
Payments		(48,093)	(45,878)
FX		1,483	6,033
New acquisitions		54,723	38,881
Others		(37,531)	(17,316)
Liabilities from financing activities, end of period		R$ 83,069	R$ 112,487